SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024
Related Party
SIGNIFICANT ACCOUNTING POLICIES
Aggregate amount of loan	$ 18,889,000
Cartesian Growth Corporation III
SIGNIFICANT ACCOUNTING POLICIES
Cash	396,210	$ 624,163	$ 0
Working capital	877,955	94,730
Cartesian Growth Corporation III | Sponsor | Promissory Notes | Loans by Sponsor | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Aggregate amount of loan	250,000	250,000
Cartesian Growth Corporation III | Sponsor | Working Capital Loans | Loans by Sponsor | Maximum | Post Business Combination Entity
SIGNIFICANT ACCOUNTING POLICIES
Working capital loan convertible to Warrants	$ 1,500,000	$ 1,500,000
Debt conversion, price per warrant (in dollar per share)	$ 1	$ 1
Outstanding amount of working capital loan	$ 0	$ 0	$ 0	$ 0